Cover	Jun. 25, 2021	May 05, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jun. 25, 2021
Entity Registrant Name		BLOOM ENERGY CORPORATION
Entity File Number		001-38598
Entity Tax Identification Number		77-0565408
Entity Incorporation, State or Country Code		DE
Entity Address, Postal Zip Code		95134
Entity Address, State or Province		CA
Entity Address, City or Town		San Jose,
Entity Address, Address Line One		4353 North First Street,
Local Phone Number		543-1500
City Area Code		408
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, $0.0001 par value
Trading Symbol		BE
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001664703